UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee, Chief Legal Officer Guggenheim Enhanced Equity Income Fund 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2018 – September 30, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6%
Consumer, Non-cyclical - 21.7%
Edwards Lifesciences Corp.*,1	5,573	$970,259
Alexion Pharmaceuticals, Inc.*,1	6,977	969,873
ABIOMED, Inc.*,1	2,084	937,279
Vertex Pharmaceuticals, Inc.*,1	4,607	887,953
AmerisourceBergen Corp. — Class A1	9,608	886,050
Abbott Laboratories[1]	12,054	884,281
Cigna Corp.[1]	4,227	880,273
WellCare Health Plans, Inc.*,1	2,736	876,861
Coty, Inc. — Class A1	69,248	869,755
Cooper Companies, Inc.[1]	3,137	869,420
Gilead Sciences, Inc.[1]	11,239	867,763
Kroger Co.[1]	29,667	863,606
Biogen, Inc.*,1	2,435	860,310
Stryker Corp.[1]	4,837	859,438
HCA Healthcare, Inc.[1]	6,172	858,649
Illumina, Inc.*,1	2,335	857,085
Cardinal Health, Inc.[1]	15,830	854,820
Express Scripts Holding Co.*,1	8,982	853,380
Hologic, Inc.*,1	20,806	852,630
Amgen, Inc.[1]	4,112	852,377
McKesson Corp.[1]	6,415	850,950
Estee Lauder Companies, Inc. — Class A1	5,852	850,413
FleetCor Technologies, Inc.*,1	3,730	849,843
Regeneron Pharmaceuticals, Inc.*,1	2,103	849,696
Boston Scientific Corp.*,1	22,058	849,233
H&R Block, Inc.[1]	32,977	849,158
Nektar Therapeutics*,1	13,920	848,563
Zoetis, Inc.[1]	9,266	848,395
Philip Morris International, Inc.[1]	10,396	847,690
Celgene Corp.*,1	9,461	846,665
Pfizer, Inc.[1]	19,198	846,056
IQVIA Holdings, Inc.*,1	6,515	845,256
CVS Health Corp.[1]	10,724	844,193
Bristol-Myers Squibb Co.[1]	13,590	843,667
Automatic Data Processing, Inc.[1]	5,593	842,641
Henry Schein, Inc.*,1	9,890	840,947
Western Union Co.[1]	44,034	839,288
Constellation Brands, Inc. — Class A1	3,889	838,546
Danaher Corp.[1]	7,717	838,529
Universal Health Services, Inc. — Class B1	6,553	837,735
Rollins, Inc.	13,801	837,583
Gartner, Inc.*,1	5,279	836,722
Incyte Corp.*,1	12,112	836,697
Eli Lilly & Co.[1]	7,797	836,696
Medtronic plc[1]	8,502	836,342
Merck & Company, Inc.[1]	11,785	836,028
Brown-Forman Corp. — Class B1	16,535	835,844
Anthem, Inc.[1]	3,046	834,756
Allergan plc[1]	4,382	834,683
DaVita, Inc.*,1	11,652	834,633
Nielsen Holdings plc[1]	30,156	834,115
Zimmer Biomet Holdings, Inc.[1]	6,341	833,651
Intuitive Surgical, Inc.*,1	1,451	832,874
ResMed, Inc.[1]	7,220	832,755

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Consumer, Non-cyclical - 21.7% (continued)
Thermo Fisher Scientific, Inc.[1]	3,408	$831,825
IDEXX Laboratories, Inc.*,1	3,326	830,369
Archer-Daniels-Midland Co.[1]	16,482	828,550
Coca-Cola Co.[1]	17,933	828,325
Laboratory Corporation of America Holdings*,1	4,768	828,106
Humana, Inc.[1]	2,445	827,681
Envision Healthcare Corp.*,1	18,094	827,439
UnitedHealth Group, Inc.[1]	3,109	827,118
Align Technology, Inc.*,1	2,114	827,039
Varian Medical Systems, Inc.*,1	7,381	826,155
Becton Dickinson and Co.[1]	3,164	825,804
Aetna, Inc.[1]	4,068	825,194
Total System Services, Inc.[1]	8,345	823,985
Ecolab, Inc.[1]	5,249	822,938
Quest Diagnostics, Inc.[1]	7,623	822,598
Church & Dwight Company, Inc.[1]	13,850	822,274
Centene Corp.*,1	5,678	822,061
Sysco Corp.[1]	11,215	821,499
McCormick & Company, Inc.[1]	6,234	821,330
Procter & Gamble Co.[1]	9,864	820,981
Clorox Co.[1]	5,448	819,434
Avery Dennison Corp.[1]	7,562	819,343
Baxter International, Inc.[1]	10,616	818,387
Verisk Analytics, Inc. — Class A*,1	6,781	817,450
Global Payments, Inc.[1]	6,414	817,144
Johnson & Johnson[1]	5,912	816,861
AbbVie, Inc.[1]	8,620	815,279
Colgate-Palmolive Co.[1]	12,131	812,170
Dentsply Sirona, Inc.[1]	21,467	810,165
Robert Half International, Inc.[1]	11,503	809,581
Mondelez International, Inc. — Class A1	18,830	808,937
Monster Beverage Corp.*,1	13,854	807,411
IHS Markit Ltd.*,1	14,957	807,080
Mylan N.V.*,1	22,005	805,383
Kimberly-Clark Corp.[1]	7,082	804,798
PepsiCo, Inc.[1]	7,198	804,737
Molson Coors Brewing Co. — Class B1	13,062	803,313
Altria Group, Inc.[1]	13,287	801,339
United Rentals, Inc.*,1	4,881	798,532
PayPal Holdings, Inc.*,1	9,085	798,026
Quanta Services, Inc.*,1	23,864	796,580
Hershey Co.[1]	7,783	793,866
Perrigo Company plc[1]	11,192	792,394
Equifax, Inc.[1]	6,034	787,859
Hormel Foods Corp.[1]	19,684	775,550
Tyson Foods, Inc. — Class A1	13,009	774,426
Kellogg Co.[1]	11,020	771,620
Kraft Heinz Co.[1]	13,986	770,768
JM Smucker Co.[1]	7,425	761,879
Cintas Corp.[1]	3,845	760,579
Moody's Corp.[1]	4,543	759,590
S&P Global, Inc.[1]	3,855	753,228
General Mills, Inc.[1]	17,272	741,314
Conagra Brands, Inc.[1]	21,562	732,461
Campbell Soup Co.[1]	19,974	731,648
Total Consumer, Non-cyclical		90,423,308

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Financial - 19.2%
Unum Group[1]	22,351	$873,254
Brighthouse Financial, Inc.*,1	19,651	869,360
Progressive Corp.[1]	12,086	858,589
Assurant, Inc.[1]	7,942	857,339
Principal Financial Group, Inc.[1]	14,484	848,618
Everest Re Group Ltd.[1]	3,692	843,511
Mastercard, Inc. — Class A1	3,784	842,356
Citigroup, Inc.[1]	11,692	838,784
Visa, Inc. — Class A1	5,579	837,352
Prudential Financial, Inc.[1]	8,259	836,802
Aon plc[1]	5,427	834,564
Prologis, Inc. REIT[1]	12,267	831,580
Lincoln National Corp.[1]	12,266	829,917
SBA Communications Corp. REIT*,1	5,165	829,654
UDR, Inc. REIT[1]	20,516	829,462
MetLife, Inc.[1]	17,725	828,112
Kimco Realty Corp. REIT[1]	49,416	827,224
Hartford Financial Services Group, Inc.[1]	16,548	826,738
Essex Property Trust, Inc. REIT[1]	3,348	825,985
Ameriprise Financial, Inc.[1]	5,593	825,862
HCP, Inc. REIT[1]	31,359	825,369
Regency Centers Corp. REIT[1]	12,757	824,995
Apartment Investment & Management Co. — Class A REIT[1]	18,689	824,746
American International Group, Inc.[1]	15,488	824,581
Torchmark Corp.[1]	9,497	823,295
Crown Castle International Corp. REIT[1]	7,394	823,174
Travelers Companies, Inc.[1]	6,344	822,880
KeyCorp[1]	41,362	822,690
Aflac, Inc.[1]	17,470	822,313
Raymond James Financial, Inc.[1]	8,910	820,165
JPMorgan Chase & Co.[1]	7,267	820,008
Arthur J Gallagher & Co.[1]	11,013	819,808
Alexandria Real Estate Equities, Inc. REIT[1]	6,495	817,006
BlackRock, Inc. — Class A1	1,732	816,344
Berkshire Hathaway, Inc. — Class B*,1	3,812	816,187
T. Rowe Price Group, Inc.[1]	7,472	815,793
AvalonBay Communities, Inc. REIT[1]	4,499	814,994
Cincinnati Financial Corp.[1]	10,605	814,570
Bank of New York Mellon Corp.[1]	15,968	814,208
Duke Realty Corp. REIT[1]	28,697	814,134
American Tower Corp. — Class A REIT[1]	5,603	814,116
Allstate Corp.[1]	8,248	814,078
Realty Income Corp. REIT[1]	14,304	813,754
Loews Corp.[1]	16,178	812,621
CME Group, Inc. — Class A1	4,763	810,710
Discover Financial Services[1]	10,595	809,988
Northern Trust Corp.[1]	7,919	808,767
Extra Space Storage, Inc. REIT[1]	9,328	808,178
Mid-America Apartment Communities, Inc. REIT[1]	8,064	807,851
Macerich Co. REIT[1]	14,595	806,957

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Financial - 19.2% (continued)
Goldman Sachs Group, Inc.[1]	3,598	$806,816
Host Hotels & Resorts, Inc. REIT[1]	38,236	806,780
Alliance Data Systems Corp.[1]	3,415	806,486
Boston Properties, Inc. REIT[1]	6,548	805,993
Equity Residential REIT[1]	12,159	805,655
Public Storage REIT[1]	3,992	804,907
Federal Realty Investment Trust REIT[1]	6,363	804,729
U.S. Bancorp[1]	15,234	804,508
E*TRADE Financial Corp.*,1	15,356	804,501
SunTrust Banks, Inc.[1]	12,024	803,083
SVB Financial Group*,1	2,583	802,874
SL Green Realty Corp. REIT[1]	8,229	802,574
Vornado Realty Trust REIT[1]	10,994	802,562
American Express Co.[1]	7,528	801,657
Bank of America Corp.[1]	27,157	800,045
PNC Financial Services Group, Inc.[1]	5,874	799,980
Capital One Financial Corp.[1]	8,417	799,026
Welltower, Inc. REIT[1]	12,419	798,790
Simon Property Group, Inc. REIT[1]	4,519	798,733
Iron Mountain, Inc. REIT[1]	23,134	798,586
Comerica, Inc.[1]	8,850	798,270
Chubb Ltd.[1]	5,972	798,098
Regions Financial Corp.[1]	43,477	797,803
BB&T Corp.[1]	16,426	797,318
Morgan Stanley[1]	17,115	797,046
Equinix, Inc. REIT[1]	1,840	796,518
Invesco Ltd.[1]	34,726	794,531
Fifth Third Bancorp[1]	28,420	793,486
M&T Bank Corp.[1]	4,817	792,589
Citizens Financial Group, Inc.[1]	20,547	792,498
Charles Schwab Corp.[1]	16,121	792,347
Zions Bancorp North America[1]	15,797	792,220
Intercontinental Exchange, Inc.[1]	10,578	792,186
Wells Fargo & Co.[1]	15,070	792,079
State Street Corp.[1]	9,448	791,553
People's United Financial, Inc.[1]	46,231	791,475
Willis Towers Watson plc[1]	5,612	790,955
Affiliated Managers Group, Inc.[1]	5,769	788,738
Synchrony Financial[1]	25,307	786,542
Marsh & McLennan Companies, Inc.[1]	9,505	786,254
Huntington Bancshares, Inc.[1]	52,666	785,777
Franklin Resources, Inc.[1]	25,838	785,734
Weyerhaeuser Co. REIT[1]	24,214	781,386
Nasdaq, Inc.[1]	9,090	779,922
CBRE Group, Inc. — Class A*,1	17,634	777,660
Jefferies Financial Group, Inc.[1]	35,306	775,320
Ventas, Inc. REIT[1]	14,254	775,132
Digital Realty Trust, Inc. REIT[1]	6,766	761,040
Cboe Global Markets, Inc.[1]	7,915	759,523
Total Financial		80,201,628
Consumer, Cyclical - 13.7%
Foot Locker, Inc.[1]	17,702	902,448
L Brands, Inc.[1]	28,469	862,611
Ralph Lauren Corp. — Class A1	6,260	861,063
Hanesbrands, Inc.[1]	46,623	859,262
McDonald's Corp.[1]	5,128	857,863

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Consumer, Cyclical - 13.7% (continued)
American Airlines Group, Inc.[1]	20,754	$857,763
Tractor Supply Co.[1]	9,435	857,453
Gap, Inc.[1]	29,689	856,528
Starbucks Corp.[1]	15,064	856,238
Walgreens Boots Alliance, Inc.[1]	11,735	855,481
AutoZone, Inc.*,1	1,101	854,046
Norwegian Cruise Line Holdings Ltd.*,1	14,868	853,869
PVH Corp.[1]	5,910	853,404
Yum! Brands, Inc.[1]	9,357	850,645
TJX Companies, Inc.[1]	7,582	849,336
O'Reilly Automotive, Inc.*,1	2,435	845,724
VF Corp.[1]	9,046	845,349
Ross Stores, Inc.[1]	8,521	844,431
Harley-Davidson, Inc.[1]	18,630	843,939
Advance Auto Parts, Inc.[1]	4,985	839,125
NIKE, Inc. — Class B1	9,878	836,864
Best Buy Company, Inc.[1]	10,521	834,946
Marriott International, Inc. — Class A1	6,323	834,826
Ulta Beauty, Inc.*,1	2,955	833,665
Hilton Worldwide Holdings, Inc.[1]	10,302	832,195
MGM Resorts International[1]	29,796	831,606
Lowe's Companies, Inc.[1]	7,241	831,412
Tapestry, Inc.[1]	16,515	830,209
Royal Caribbean Cruises Ltd.[1]	6,379	828,887
WW Grainger, Inc.[1]	2,319	828,834
Fastenal Co.[1]	14,279	828,468
Dollar General Corp.[1]	7,573	827,729
Target Corp.[1]	9,378	827,233
Tiffany & Co.[1]	6,409	826,569
Southwest Airlines Co.[1]	13,211	825,027
Alaska Air Group, Inc.[1]	11,968	824,116
Delta Air Lines, Inc.[1]	14,237	823,326
Costco Wholesale Corp.[1]	3,504	823,019
Carnival Corp.[1]	12,897	822,442
Hasbro, Inc.[1]	7,811	821,092
Walmart, Inc.[1]	8,719	818,801
Home Depot, Inc.[1]	3,945	817,207
Goodyear Tire & Rubber Co.[1]	34,888	816,030
United Continental Holdings, Inc.*,1	9,130	813,118
DR Horton, Inc.[1]	19,180	809,012
Ford Motor Co.[1]	87,275	807,294
Genuine Parts Co.[1]	8,094	804,544
General Motors Co.[1]	23,816	801,884
PACCAR, Inc.[1]	11,725	799,528
LKQ Corp.*,1	25,160	796,817
Aptiv plc[1]	9,493	796,463
Dollar Tree, Inc.*,1	9,752	795,276
Whirlpool Corp.[1]	6,694	794,913
Mattel, Inc.*,1	50,444	791,971
Macy's, Inc.[1]	22,739	789,725
BorgWarner, Inc.[1]	18,381	786,339
Leggett & Platt, Inc.[1]	17,775	778,367
Wynn Resorts Ltd.[1]	6,097	774,685
Michael Kors Holdings Ltd.*,1	11,290	774,042
Mohawk Industries, Inc.*,1	4,408	772,943
Newell Brands, Inc.[1]	38,007	771,542
Darden Restaurants, Inc.[1]	6,928	770,324
CarMax, Inc.*,1	10,243	764,845

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Consumer, Cyclical - 13.7% (continued)
Chipotle Mexican Grill, Inc. — Class A*,1	1,678	$762,684
Kohl's Corp.[1]	10,202	760,559
PulteGroup, Inc.[1]	30,524	756,080
Nordstrom, Inc.[1]	12,592	753,127
Lennar Corp. — Class A1	15,701	733,080
Copart, Inc.*,1	12,721	655,513
Under Armour, Inc. — Class A*,1	22,335	473,949
Under Armour, Inc. — Class C*,1	22,620	440,185
Total Consumer, Cyclical		57,259,890
Industrial - 13.3%
Caterpillar, Inc.[1]	5,692	867,973
Union Pacific Corp.[1]	5,239	853,066
Boeing Co.[1]	2,292	852,395
Northrop Grumman Corp.[1]	2,683	851,504
Allegion plc[1]	9,391	850,543
Lockheed Martin Corp.[1]	2,456	849,678
Harris Corp.[1]	5,007	847,234
Agilent Technologies, Inc.[1]	11,979	844,999
General Dynamics Corp.[1]	4,113	842,013
Cummins, Inc.[1]	5,759	841,217
Garmin Ltd.[1]	12,001	840,670
Deere & Co.[1]	5,582	839,142
Raytheon Co.[1]	4,059	838,833
PerkinElmer, Inc.[1]	8,614	837,884
United Technologies Corp.[1]	5,985	836,763
3M Co.[1]	3,967	835,886
Textron, Inc.[1]	11,687	835,270
Huntington Ingalls Industries, Inc.[1]	3,261	835,077
Jacobs Engineering Group, Inc.[1]	10,884	832,626
Honeywell International, Inc.[1]	4,995	831,168
CSX Corp.[1]	11,224	831,137
TransDigm Group, Inc.*,1	2,229	829,857
Norfolk Southern Corp.[1]	4,597	829,758
Fluor Corp.[1]	14,259	828,448
Corning, Inc.[1]	23,384	825,455
Dover Corp.[1]	9,321	825,188
Vulcan Materials Co.[1]	7,417	824,770
Mettler-Toledo International, Inc.*,1	1,352	823,341
Ball Corp.[1]	18,685	821,953
Eaton Corporation plc[1]	9,463	820,726
Rockwell Collins, Inc.[1]	5,829	818,800
Waters Corp.*,1	4,204	818,435
Ingersoll-Rand plc[1]	7,976	815,945
Emerson Electric Co.[1]	10,636	814,505
Stanley Black & Decker, Inc.[1]	5,560	814,206
Xylem, Inc.[1]	10,191	813,956
Snap-on, Inc.[1]	4,424	812,247
Flowserve Corp.[1]	14,842	811,709
Pentair plc[1]	18,715	811,295
L3 Technologies, Inc.[1]	3,815	811,145
Parker-Hannifin Corp.[1]	4,407	810,579
Waste Management, Inc.[1]	8,962	809,806
AMETEK, Inc.[1]	10,203	807,261
Rockwell Automation, Inc.[1]	4,304	807,086
CH Robinson Worldwide, Inc.[1]	8,240	806,861
FLIR Systems, Inc.[1]	13,108	805,749
Expeditors International of Washington, Inc.[1]	10,940	804,418

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Industrial - 13.3% (continued)
Illinois Tool Works, Inc.[1]	5,692	$803,255
Amphenol Corp. — Class A1	8,517	800,768
Arconic, Inc.[1]	36,349	800,041
Republic Services, Inc. — Class A1	11,007	799,769
United Parcel Service, Inc. — Class B1	6,850	799,738
Fortive Corp.[1]	9,482	798,384
Kansas City Southern[1]	7,035	796,925
Sealed Air Corp.[1]	19,826	796,014
Packaging Corporation of America[1]	7,206	790,426
Masco Corp.[1]	21,596	790,414
TE Connectivity Ltd.[1]	8,987	790,227
WestRock Co.[1]	14,775	789,576
J.B. Hunt Transport Services, Inc.[1]	6,621	787,502
Roper Technologies, Inc.[1]	2,653	785,845
Stericycle, Inc.*,1	13,330	782,205
Fortune Brands Home & Security, Inc.[1]	14,925	781,473
FedEx Corp.[1]	3,229	777,511
Martin Marietta Materials, Inc.[1]	4,251	773,469
Johnson Controls International plc[1]	21,704	759,640
AO Smith Corp.[1]	13,894	741,523
General Electric Co.[1]	65,044	734,347
Total Industrial		55,397,629
Technology - 9.7%
Electronic Arts, Inc.*,1	7,217	869,576
Oracle Corp.[1]	16,746	863,424
Broadcom, Inc.[1]	3,490	861,088
Intel Corp.[1]	18,110	856,422
Skyworks Solutions, Inc.[1]	9,401	852,765
Xilinx, Inc.[1]	10,632	852,367
Autodesk, Inc.*,1	5,449	850,643
HP, Inc.[1]	32,938	848,812
Take-Two Interactive Software, Inc.*,1	6,150	848,639
Western Digital Corp.[1]	14,479	847,601
Activision Blizzard, Inc.[1]	10,148	844,212
Micron Technology, Inc.*,1	18,617	842,047
International Business Machines Corp.[1]	5,560	840,727
Texas Instruments, Inc.[1]	7,828	839,866
NVIDIA Corp.[1]	2,984	838,564
Qorvo, Inc.*,1	10,889	837,255
Fiserv, Inc.*,1	10,140	835,333
DXC Technology Co.[1]	8,920	834,198
Cognizant Technology Solutions Corp. — Class A1	10,812	834,146
salesforce.com, Inc.*,1	5,237	832,840
Microsoft Corp.[1]	7,275	832,042
Apple, Inc.[1]	3,684	831,626
CA, Inc.[1]	18,723	826,621
NetApp, Inc.[1]	9,616	825,918
Intuit, Inc.[1]	3,624	824,098
Analog Devices, Inc.[1]	8,913	824,096
Cerner Corp.*,1	12,700	818,007
Accenture plc — Class A1	4,805	817,811

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Technology - 9.7% (continued)
Fidelity National Information Services, Inc.[1]	7,490	$816,934
Paychex, Inc.[1]	11,088	816,631
Citrix Systems, Inc.*,1	7,343	816,248
Applied Materials, Inc.[1]	21,093	815,244
Lam Research Corp.[1]	5,374	815,236
ANSYS, Inc.*,1	4,352	812,431
Hewlett Packard Enterprise Co.[1]	49,744	811,325
Adobe Systems, Inc.*,1	3,002	810,390
Seagate Technology plc[1]	17,079	808,691
Cadence Design Systems, Inc.*,1	17,828	807,965
IPG Photonics Corp.*,1	5,174	807,506
MSCI, Inc. — Class A1	4,527	803,135
KLA-Tencor Corp.[1]	7,895	803,001
Akamai Technologies, Inc.*,1	10,881	795,945
Xerox Corp.[1]	29,382	792,726
Synopsys, Inc.*,1	8,029	791,740
QUALCOMM, Inc.[1]	10,983	791,106
Broadridge Financial Solutions, Inc.[1]	5,989	790,249
Advanced Micro Devices, Inc.*,1	25,206	778,613
Microchip Technology, Inc.[1]	9,865	778,447
Red Hat, Inc.*,1	5,540	754,991
Total Technology		40,349,298
Energy - 6.1%
Marathon Oil Corp.[1]	39,500	919,560
Hess Corp.[1]	12,494	894,321
EOG Resources, Inc.[1]	7,000	892,990
Concho Resources, Inc.*,1	5,845	892,824
Baker Hughes a GE Co.[1]	26,133	884,079
Anadarko Petroleum Corp.[1]	13,089	882,330
Noble Energy, Inc.[1]	28,072	875,566
Newfield Exploration Co.*,1	30,311	873,866
Occidental Petroleum Corp.[1]	10,631	873,549
ConocoPhillips[1]	11,221	868,505
Helmerich & Payne, Inc.[1]	12,628	868,428
Halliburton Co.[1]	21,350	865,316
Apache Corp.[1]	18,142	864,829
Chevron Corp.[1]	7,026	859,139
TechnipFMC plc[1]	27,373	855,406
Cabot Oil & Gas Corp. — Class A1	37,625	847,315
Exxon Mobil Corp.[1]	9,946	845,609
Pioneer Natural Resources Co.[1]	4,839	842,905
ONEOK, Inc.[1]	12,423	842,155
Cimarex Energy Co.[1]	8,995	835,995
Devon Energy Corp.[1]	20,790	830,353
Schlumberger Ltd.[1]	13,470	820,593
HollyFrontier Corp.[1]	11,717	819,018
Phillips 66[1]	7,260	818,347
Kinder Morgan, Inc.[1]	45,667	809,676
National Oilwell Varco, Inc.[1]	18,617	802,020
Valero Energy Corp.[1]	7,041	800,914
Williams Companies, Inc.[1]	29,361	798,325
Marathon Petroleum Corp.[1]	9,779	782,027
Equities Corp.[1]	17,345	767,169
Total Energy		25,433,129
Communications - 6.0%
Viacom, Inc. — Class B1	27,630	932,789
Juniper Networks, Inc.[1]	29,593	886,902
Walt Disney Co.[1]	7,548	882,663

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Communications - 6.0% (continued)
Symantec Corp.[1]	41,176	$876,225
Booking Holdings, Inc.*,1	430	853,120
CBS Corp. — Class B1	14,767	848,364
Motorola Solutions, Inc.[1]	6,506	846,691
Cisco Systems, Inc.[1]	17,400	846,510
Netflix, Inc.*,1	2,262	846,282
F5 Networks, Inc.*,1	4,238	845,142
Charter Communications, Inc. — Class A*,1	2,592	844,681
Amazon.com, Inc.*,1	419	839,257
TripAdvisor, Inc.*,1	16,367	835,863
Facebook, Inc. — Class A*,1	5,081	835,621
Interpublic Group of Companies, Inc.[1]	36,317	830,570
Expedia Group, Inc.[1]	6,357	829,461
AT&T, Inc.[1]	24,546	824,255
Omnicom Group, Inc.[1]	11,956	813,247
DISH Network Corp. — Class A*,1	22,671	810,715
Arista Networks, Inc.*,1	3,040	808,214
Verizon Communications, Inc.[1]	15,119	807,203
VeriSign, Inc.*,1	5,040	807,005
eBay, Inc.*,1	24,186	798,622
Comcast Corp. — Class A1	22,315	790,174
Twitter, Inc.*,1	27,381	779,263
CenturyLink, Inc.[1]	36,269	768,903
News Corp. — Class A1	49,915	658,379
Twenty-First Century Fox, Inc. — Class A1	13,025	603,449
Discovery, Inc. — Class C*,1	18,638	551,312
Alphabet, Inc. — Class C*,1	353	421,295
Alphabet, Inc. — Class A*,1	348	420,064
Discovery, Inc. — Class A*,1	8,514	272,448
Twenty-First Century Fox, Inc. — Class B1	5,427	248,665
News Corp. — Class B1	15,860	215,696
Total Communications		25,079,050
Utilities - 5.7%
SCANA Corp.[1]	23,252	904,270
AES Corp.[1]	60,868	852,152
NRG Energy, Inc.[1]	22,758	851,149
NiSource, Inc.[1]	33,270	829,088
Southern Co.[1]	18,787	819,113
Public Service Enterprise Group, Inc.[1]	15,482	817,295
Edison International[1]	12,070	816,898
Exelon Corp.[1]	18,710	816,879
American Water Works Company, Inc.[1]	9,242	813,019
Pinnacle West Capital Corp.[1]	10,265	812,783
FirstEnergy Corp.[1]	21,802	810,380
PG&E Corp.*,1	17,559	807,890
Duke Energy Corp.[1]	10,095	807,802
Dominion Energy, Inc.[1]	11,477	806,603
American Electric Power Company, Inc.[1]	11,360	805,197
Xcel Energy, Inc.[1]	17,040	804,458
CMS Energy Corp.[1]	16,371	802,179
DTE Energy Co.[1]	7,344	801,451
Alliant Energy Corp.[1]	18,817	801,040
WEC Energy Group, Inc.[1]	11,987	800,252
PPL Corp.[1]	27,346	800,144

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Utilities - 5.7% (continued)
Entergy Corp.[1]	9,846	$798,806
Eversource Energy[1]	12,982	797,614
Ameren Corp.[1]	12,609	797,141
NextEra Energy, Inc.[1]	4,749	795,932
Sempra Energy[1]	6,946	790,107
CenterPoint Energy, Inc.[1]	28,518	788,523
Evergy, Inc.[1]	14,279	784,203
Consolidated Edison, Inc.[1]	10,272	782,624
Total Utilities		23,514,992
Basic Materials - 3.2%
CF Industries Holdings, Inc.[1]	15,999	870,985
Mosaic Co.[1]	26,787	870,042
Praxair, Inc.[1]	5,253	844,315
FMC Corp.[1]	9,655	841,723
International Flavors & Fragrances, Inc.[1]	6,042	840,563
Freeport-McMoRan, Inc.[1]	60,244	838,596
Nucor Corp.[1]	13,179	836,207
Newmont Mining Corp.[1]	27,148	819,870
Air Products & Chemicals, Inc.[1]	4,891	817,041
Albemarle Corp.[1]	8,174	815,602
Eastman Chemical Co.[1]	8,461	809,887
LyondellBasell Industries N.V. — Class A1	7,831	802,756
PPG Industries, Inc.[1]	7,353	802,433
Sherwin-Williams Co.[1]	1,762	802,080
DowDuPont, Inc.[1]	12,026	773,392
International Paper Co.[1]	15,491	761,383
Total Basic Materials		13,146,875
Total Common Stocks
(Cost $378,854,496)		410,805,799
EXCHANGE-TRADED FUNDS† - 45.3%
Invesco QQQ Trust Series 1[1,2]	340,050	63,177,890
SPDR S&P 500 ETF Trust[1,2]	216,417	62,916,750
iShares Russell 2000 Index ETF[1,2]	372,595	62,800,887
Total Exchange-Traded Funds
(Cost $148,649,999)		188,895,527
MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Prime Cash Management Fund - Institutional Class 1.91%[3]	10,176,232	10,176,232
Total Money Market Fund
(Cost $10,176,232)		10,176,232
Total Investments - 146.3%
(Cost $537,680,727)		$609,877,558

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Contracts	Value
OPTIONS WRITTEN† - (0.8)%
Call options on:
BNP Paribas S&P 500 Index Expiring October 2018 with strike price of $2,930.00 (Notional Value $125,883,936)*	432	$(671,760)
BNP Paribas Russell 2000 Index Expiring October 2018 with strike price of $1,710.00 (Notional Value $125,715,911)*	741	(978,120)
BNP Paribas NASDAQ-100 Index Expiring October 2018 with strike price of $7,630.00 (Notional Value $126,618,990)*	166	(1,676,600)
Total Call Options Written
(Premiums received $3,863,220)		$(3,326,480)
Other Assets & Liabilities, net - (45.5)%		(189,594,219)
Total Net Assets - 100.0%		$416,956,859

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2018, the total market value of segregated securities was $278,265,346.
2	Security represents cover for outstanding options written.
3	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$410,805,799	$—	$—	$410,805,799
Exchange-Traded Funds	188,895,527	—	—	188,895,527
Money Market Fund	10,176,232	—	—	10,176,232
Total Assets	$609,877,558	$—	$—	$609,877,558

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$3,326,480	$—	$—	$3,326,480

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund” or “GPM”) a Delaware statutory trust is registered with the SEC as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may note necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost provided such amount approximates market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investments Advisors, LLC (“GFIA” or the “Advisor”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives
As part of its investment strategy, the Fund may utilize a varity of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written
The Fund employs an option strategy in an attempt to generate income and gains from option premiums received from selling options. The Fund intends to pursue its options strategy utilizing a proprietary dynamic rules-based methodology. The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means of achieving additional return or of hedging the value of the Fund’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying security increases in value. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
Guggenheim Enhanced Equity Income Fund	$ 534,896,049	$ 94,187,423	$ (22,532,394)	$ 71,655,029

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation,  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:        /s/ Brian E. Binder
Name:   Brian E. Binder
Title:     President and Chief Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        Brian E. Binder
Name:   Brian E. Binder
Title:     President and Chief Executive Officer

Date: November 29, 2018

By:        /s/ John L. Sullivan
Name:   John L. Sullivan
Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: November 29, 2018